CONSOLIDATED STATEMENTS OF CASH FLOWS 12 Months Ended - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (208,147)	$ (46,278)
Changes in operating assets and liabilities:
Accounts payable	(4,225)
Net cash used in operating activities	(109,180)	(11,729)
Cash flows from investing activities:
Net cash used in investing activities		850
Cash flows from financing activities:
Net cash provided by (used in) financing activities	101,952	(19,215)
Net (decrease) increase in cash	(7,228)	(31,794)
Cash at beginning of period	29,006	60,800
Cash at end of period	21,778	29,006
Turnongreen Inc [Member]
Cash flows from operating activities:
Net loss	(1,827,000)	(568,000)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	25,000	33,000
Amortization of right-of-use assets	68,000	27,000
Increase in net parent investment for corporate overhead	330,000	490,000
Changes in operating assets and liabilities:
Accounts receivable	245,000	157,000
Prepaid expenses and other current assets	(1,998,000)	(60,000)
Inventory	(914,000)	224,000
Other noncurrent assets	20,000	(7,000)
Accounts payable	(390,000)	(510,000)
Other current liabilities	164,000	(166,000)
Lease liabilities	(64,000)	(11,000)
Net cash used in operating activities	(4,341,000)	(391,000)
Cash flows from investing activities:
Purchase of property and equipment	(18,000)	(26,000)
Net cash used in investing activities	(18,000)	(26,000)
Cash flows from financing activities:
Proceeds from investment from parent	4,213,000	637,000
Net cash provided by (used in) financing activities	4,213,000	637,000
Net (decrease) increase in cash	(146,000)	220,000
Cash at beginning of period	258,000	38,000
Cash at end of period	$ 112,000	$ 258,000